STOCK-BASED COMPENSATION - Incentive Units and RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class D Management Incentive Units
Number of Class D Incentive Units Outstanding
Unvested at the beginning of the period (in shares)	10,278,486	394,669
Granted (in shares)	0	42,288,769
Vested (in shares)	(10,228,486)	(29,036,941)
Forfeited or canceled (in shares)	(50,000)	(3,368,011)
Unvested at the end of the period (in shares)		10,278,486	394,669
Weighted average grant date fair value of units
Unvested at the beginning of the period (dollars per share)	$ 0.13	$ 0.003
Granted (dollars per share)		0.12
Vested (dollars per share)	0.127	0.130
Forfeited or canceled (dollars per share)	$ 0.004	0.002
Unvested at the end of the period (dollars per share)		$ 0.13	$ 0.003
Weighted average remaining contractual life (Years)
Weighted average remaining contractual life (in years)		2 years	8 months 1 day
Weighted average remaining contractual life, vested (in years)	2 years 4 months 24 days
Weighted average exercise price
Unvested at the beginning of the period (dollars per share)	$ 0.03	$ 0.01
Granted (dollars per share)		0.07
Vested (dollars per share)	0.03	0.01
Forfeited or canceled (dollars per share)	0.01	0.71
Unvested at the end of the period (dollars per share)	0	0.03	$ 0.01
Class D Management Incentive Units | Minimum
Weighted average grant date fair value of units
Granted (dollars per share)		0.002
Weighted average exercise price
Unvested at the end of the period (dollars per share)	0.01
Class D Management Incentive Units | Maximum
Weighted average grant date fair value of units
Granted (dollars per share)		$ 0.13
Weighted average exercise price
Unvested at the end of the period (dollars per share)	$ 0.71
Restricted Stock Units (RSUs)
Number of Class D Incentive Units Outstanding
Unvested at the beginning of the period (in shares)	0
Granted (in shares)	436,600
Vested (in shares)	(331,600)
Forfeited or canceled (in shares)	0
Unvested at the end of the period (in shares)	105,000	0
Weighted average grant date fair value of units
Unvested at the beginning of the period (dollars per share)	$ 0
Granted (dollars per share)	9.9
Vested (dollars per share)	10.0
Forfeited or canceled (dollars per share)	0
Unvested at the end of the period (dollars per share)	$ 9.4	$ 0